Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(25.50%)	(24.00%)
Tax effect of rates applied in other countries		0.05%
Tax effect of non-taxable revenues	0.31%	5.67%	6.53%
Tax effect of non-tax-deductible expenses	(2.26%)	(3.11%)	(2.13%)
Tax effect of adjustments to taxes in previous periods	(1.11%)	(0.17%)	(0.11%)
Adjustments for prior periods deferred taxes	0.85%
Price level restatement for tax purposes (investments and equity)	2.11%	1.57%	3.24%
Total adjustments to tax expense using statutory rate	(0.10%)	4.00%	7.53%
Income tax benefit (expense)	(27.10%)	(21.50%)	(16.47%)
ACCOUNTING INCOME BEFORE TAX	$ 566,330,276	$ 666,760,212	$ 676,674,298
Total tax income (expense) using statutory rate	(152,909,175)	(170,023,854)	(162,401,830)
Tax effect of rates applied in other countries		328,968
Tax effect of non-taxable revenues	1,746,052	37,774,743	44,163,296
Tax effect of non-tax-deductible expenses	(12,786,965)	(20,737,858)	(14,392,926)
Tax effect of adjustments to taxes in previous periods	(6,304,285)	(1,127,646)	(710,740)
Adjustments for prior periods deferred taxes	4,818,298
Price level restatement for tax purposes (investments and equity)	11,953,556	10,443,346	21,939,018
Total adjustments to tax expense using statutory rate	(573,344)	26,681,553	50,998,648
Income tax expense	$ (153,482,519)	$ (143,342,301)	$ (111,403,182)